Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Liabilities
Accrued and other liabilities
Accrued and other liabilities consist of the following:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR

Costs to be paid	208.7	154.8
Personnel related items	427.6	544.4
Derivative financial instruments	67.3	47.4
Lease liabilities	113.8	140.0
Standard warranty reserve	59.7	59.8
Provisions	21.0	160.3
Other	6.7	6.4
Accrued and other liabilities	904.8	1,113.1
Less: non-current portion of accrued and other liabilities	279.3	201.7
Current portion of accrued and other liabilities	625.5	911.4

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

Costs to be paid as of December 31, 2018 include anticipated losses on constructive obligations to upgrade EUV sources in the field of EUR 14.6 million (2017: EUR 84.5 million). In addition, costs to be paid include accrued costs for unbilled services provided by suppliers including contracted labor, outsourced services and consultancy.
Personnel related items mainly consist of accrued profit sharing, accrued management bonuses, accrued vacation days, accrued pension premiums, accrued wage tax and accrued vacation allowance. The increase in accrued personnel related items as of December 31, 2018 compared to December 31, 2017 is mainly the result of the increase in our number of FTEs.
Derivative financial instruments consist of the aggregate fair value of interest rate swaps which includes accrued interest. The interest rate swaps decreased in value as a result of increased interest rates, see Note 4 Financial risk management.
For more details on Lease liabilities refer to Note 14 Right-of-use assets and lease liabilities.
Changes in standard warranty reserve for the years 2018 and 2017 are as follows:

Year ended December 31	2017	2018
(in millions)	EUR	EUR

Balance at beginning of year	36.5	59.7
Additions for the year	74.3	79.7
Utilization of the reserve	(35.4)	(59.8)
Release of the reserve	(14.3)	(17.8)
Effect of exchange rates	(1.4)	(2.0)
Balance at end of year	59.7	59.8

The provisions mainly relate to the settlement with Nikon, see Note 20 Legal contingencies.